Kenneth H. Finkelstein
    Attorney At Law
                                       1420 5th Avenue
                                       Suite 2200
                                       Seattle, WA
                                       98101

                                       Tel: 206.310.1344
                                       Fax: 206.374.8176
                                       khfinkelstein@yahoo.com

VIA EDGAR & FEDEX

February 4, 2005


U.S. Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street NW
Mail Stop 3-9
Washington, DC   20549

Re:	Arch Management Services, Inc. (the "Company")
        Registration Statement of Form SB-2/A
        Second Filing
        File number: 333-121356

Dear Mr. Hasan:

Thank you for your correspondence dated January 13, 2005, ("Correspondence") with reference to the Company's Registration Statement on Form SB-2 filed on December 17, 2004. Please note that we have forwarded to your office, via courier, three (3) bound copies of the amended Registration Statement on Form SB-2/A, both marked and unmarked.

In reply to your comments, we have attempted to provide you with full and complete information. For ease of reference, the outline of this letter corresponds with the outline set forth in your
Correspondence:

General

1.SEC Comment:	Please provide us proofs of all graphic, visual
or photographic information you will provide in the printed prospectus prior to its use, for example in a preliminary prospectus. Please note we may have comments regarding this material.

Reply:	At this time, the Company does not intend to utilize graphic, visual or photographic information in its prospectus. Rather, it is intended that the prospectus be comprised only of text.

2.SEC Comment:	In your amendments, please restate our comment.
Then explain the changes that have been made and reference the page numbers in which disclosure has been revised in response to a comment so that we can easily place your revised disclosure in its proper context.

Reply:For ease of reference and to avoid possible confusion, all SEC comments are being restated, and explanation of changes are provided, in this letter. As well, in the 'marked' Registration Statement, we have inserted a separate page, inserted before each amendment in the 'marked' Registration Statement, on which your comment is restated.

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Prospectus Summary, page 5

3. SEC Comment:	Please explain what you mean by managing "business
affairs" and "promotion of business interests." Also, please explain how the Company will generate revenues from the services it provides.

Reply: Page 5. In paragraph 3, we have expanded the meaning of both "business affairs" and "promotion of business interests". In paragraph 4, we have explained the methods by which the Company intends to generate revenue.

Risk Factors, page 6

4.SEC Comment:	Please reorganize your Risk Factors grouping similar
risk factors together with headings identifying the general nature of the risks in each subsection. For example, risks relating to your company, risks relating to your industry and risks relating to an investment in your common stock.

Reply:	Risk Factors have been reorganized under two separate
headings: (1) Risks related to our company and; (2) Risks related to an investment in our common stock.

5.SEC Comment:	Please include a separate risk factor disclosing that
your common stock will be considered a penny stock. The risk factor should discuss the limitations on sales by broker dealers and the impact on liquidity.

Reply:Page 11, Risk Factor no. 12. A new risk factor has been added, being risk factor no. 12, disclosing that the Company's common stock will be considered to be a penny stock and the implications of being a penny stock.

6.SEC Comment:Please explain the consequences of not being able to continue as a going concern to the investor so that investors can understand the consequences. Additionally, disclose the consequences a going concern opinion may have on your ability to raise additional funds or obtain loans.

Reply:Page 6, Risk Factor no. 2. The consequences of not continuing as a going concern have been set forth as well as discussion of the effect of a going concern opinion on the Company's ability to raise additional funds and obtain a loan.

7.SEC Comment: Please expand your discussion in this risk factor so that investors can better understand the risk posed. Specifically, disclose the minimum amount you need to raise in order to begin operations and the length of time you expect this amount to last. Your discussion and heading should make it clear to potential investors if this amount is not raised, it is likely that they will lose the entire amount of their investment.

Reply:	Page 7, Risk Factor no. 3. As requested, discussion of this
risk has been expanded for the purpose of clarifying risks to investors. On the 'marked' registration statement, amendments to the heading are italicized since the heading is already in caps, bold, and underlined.

8.SEC Comment:	Please revise to disclose that the offering expenses
and the loan from Mr. Johnson will be paid first. Therefore, if you raise less than $26,813 investors will lose their entire investment.

Reply:	Page 7, Risk Factor no. 3.  Commencing with the second
sentence of the first paragraph, we have addressed this comment and clarified the risk to investors. Note that we stated that the company "may be required" to repay funds owing to Mr. Johnson rather than stating that repayment of funds is mandated immediately after closing of the offering and payment of offering expenses. Funds have been forwarded to the company by Mr. Johnson as a 'demand loan' thus repayment of the loan is triggered by Mr. Johnson's request.

9.SEC Comment:This risk factor appears to discuss two separate risks. The first risk relates to potential dilution for investors in the offering. The second risk relates to the ability to obtain additional financing when and if needed. Please separate the risk factor into two separate factors under distinct headings for each factor. Alternatively, you may move the references to the need for additional funding into the subsequent risk factor, which also appears to address the need for additional financing.

Reply:Page 7, Risk Factor no. 4. As suggested, references set forth in prior risk factor no.4, now risk factor no. 14, to the need for additional funding have been moved to the second paragraph of current risk factor no. 4.

10.SEC Comment:Since you are unaware of any current regulations, laws or licensing requirements that exist or are likely to be implemented, it appears that this risk would apply to all companies in your industry as well as companies in all industries. Please revise to tailor the risk to your business or eliminate it from your risk factor discussion.

Reply:	This risk factor has been eliminated.

11.SEC Comment:	In this risk factor, you should explicitly disclose
the risk that shareholders will not be able to remove management from the Company.

Reply:	Page 9, Risk Factor no. 9. We have inserted a sentence
stating that shareholders will not have sufficient votes to cause the removal of Messrs. Johnson and/or Nutt in their capacity as officers and directors.

12.SEC Comment:If Messrs. Johnson and Nutt are parties to any voting agreements, please disclose this information and file the agreement as an exhibit to the registration statement.

Reply:	Page 9, Risk Factor no. 9. Messrs. Johnson and Nutt are not
party to any voting agreement between them or with any other individual or entity.

13.SEC Comment:	According to footnote (12) on page 14, it appears that
Mr. Johnson will be repaid if you receive $26,813 in proceeds. Therefore, it appears possible that investors may lose their entire investment and Messrs. Johnson and Nutt may only lose $400. Please revise to clarify.

Reply:	Page 9, Risk Factor no. 8. We have amended the last few words of the heading of this risk factor to provide that Messrs. Johnson and Nutt may limit their loss to $400. Reference to limiting their loss to $2,213 has been deleted. As well the body of this risk factor has been amended to provide that, if the Company raises more than sufficient funds to pay its offering expenses (i.e., estimated to be $25,000), then the balance remaining after payment of such offering expenses may be used to repay $1,813 to Mr. Johnson. In this scenario, if the Company ceases operations for any reason, then losses incurred by Messrs. Johnson and Nutt may be limited to $400.

14.SEC Comment:	If Mr. Johnson or Mr. Nutt has any current plans to
leave the Company, please revise to disclose this information.

Reply:Page 10, Risk Factor no. 11. Neither Mr. Johnson nor Mr. Nutt has any current plans to leave the Company.

15.SEC Comment: Please revise to include a more detailed discussion of what is involved in managing the business affairs of actors and entertainers and promoting their business interests.

Reply: Page 22 & 23. The last paragraph of page 22 and first paragraph of page 23 has been revised to disclose what is involved in managing the business affairs of actors and entertainers and promoting their business interests.

16.SEC Comment: Please disclose the primary attributes that lead to success in your industry and describe how competitive the Company is with respect to those attributes. As one example, if experience representing actors and entertainers is an important indicia of success in your industry, then you should disclose this fact and then describe how the Company's experience compares to that of competitors. You should include similar analysis for all relevant indicia in your industry. To the extent that your experience or skills compare unfavorably to the skills or experience of your competitors, then provide a more detailed discussion of these weaknesses in "Management consulting services provided to individuals working in the acting and entertainment industry..." on page 8.

Reply: Page 23, Overview. The primary attributes that lead to success in the Company's industry include skills and experience in the fields of management; promotion; knowledge of the entertainment industry; physical location of the individuals operating the company; and access to funds for the purpose of operating the business. These are discussed along with a discussion of the competitiveness of the Company with respect to these attributes.

Reply: Page 8, Risk Factor no. 7. These attributes are also discussed in Risk Factor no. 7 along with a more detailed discussion of comparative weakness.

17.SEC Comment:	We note your discussion of Mr. Johnson's appearance
in numerous films and television programs. However, we could not establish his appearance in the listed projects. Please supplementally provide us with a description of his role in each of the listed projects. We may have further comment.

Reply: Upon request, we will provide a copy of the contract between Mr. Johnson and the production company responsible for each of the listed projects. As well, copies of payroll receipts are available for your review.

Catwoman. Mr. Johnson worked as an extra from January 20, 2004 through January 27, 2004. He portrayed a policeman attempting to capture the lead character.

Fantastic Four. Mr. Johnson worked as an extra and a stand-in from September 28, 2004 through December 17, 2004. He appears as an extra during the filming of the Brooklyn

Bridge sequence. We are advised that this film has not yet been released.

X-Files. On this television series, Mr. Johnson worked as an extra periodically in 1997. He portrayed various characters such as a policeman, FBI agent, and passerby.

Dark Angel. On this television series, Mr. Johnson worked as an extra periodically in 2001. He portrayed various characters such as a policeman, passerby, shop clerk, and businessman.

Jeremiah. Mr. Johnson worked on this television series from 2001 through 2003. His principal role was as the stand-in for Mr. Malcolm Jamal Warner, a lead character. In addition, he worked as an extra and as an actor, portraying a military guard.

Smallville. Mr. Johnson has worked as an extra and a stand-in on this television series since 2001. He has portrayed various characters, such as a security officer, doctor, orderly, and townsfolk.

Stargate SG-1. Since 1998, Mr. Johnson has worked on this television series as an extra, portraying an SG gate guard, a stand-in for several actors, and multiple roles as a stuntman.

18.SEC Comment: Please also disclose how Mr. Johnson's experience in the acting/entertainment industry provides a useful background in the representation of entertainers in your industry.

Reply:	Page 24, 1st paragraph. We have expanded upon Mr. Johnson's
background and experience. It is the Company's belief that Mr.
Johnson's knowledge, experience and industry contacts will allow the Company to succeed.

19.SEC Comment: We note your statement on page 24 that you would expect that revenues may be generated within 90 days after the commencement of your operations if your plans are successfully implemented. Please revise to clarify at what point you would consider your plans successfully implemented. For example, do you expect to begin generating revenues 90 days after you acquire all necessary equipment, your website is operational, and you begin participating in industry events or 90 days after you sign your first client?

Reply:	Page 26, 5th paragraph. The Company would consider its
plans to be successfully implemented if one or more individuals agree to be represented by the company within 60 days after the date that operations commence. The Company expects that it would not take more than 30 days from the date of signing a client to generate revenue.

20.SEC Comment: Please revise page 25 to discuss the activities
Mr. Johnson has engaged in to search for actors/entertainers who may agree to be represented.

Reply: Page 27, 3rd paragraph. Activities undertaken to promote the company have thus far been limited to Mr. Johnson speaking with current and former colleagues. It is expected that promotional efforts will expand once funds are raised through the offering.

21.SEC Comment:	What sources is Mr. Johnson using to contact
potential clients. For example, is he targeting acting schools, community theaters, people he previously worked with etc?

Reply:	Page 27, 3rd paragraph. The sources are currently limited
to Mr. Johnson's current and former colleagues. Mr. Johnson believes it to be prudent to forgo contacting local theatre companies, etc., to promote the companies business until the Company's offering is complete and the Company is assured that it may commence operations.

Executive Compensation, page 30

22.SEC Comment:	Please disclose when you expect to begin paying
compensation to your officers and directors and the initial amounts you expect to pay. If the figures currently included are the initial salary amounts, please disclose this fact explicitly.

Reply:	Page 30.  We have attempted to make clear that the figures
currently included are the initial salary amounts. We have also stated that payment of salaries is not guaranteed. Although we expect our officers and directors to receive compensation in the future, the board of directors will retain discretion to determine if and when any salaries will be paid. The primary consideration when determining the timing of salary payment, if any, will be financial performance of the company.

Financial Statements
Balance Sheet, page 32

23.SEC Comment:	Please confirm to us that deferred offering costs
totaling $20,000 have been incurred during the period from September 9, 2004 through November 30, 2004 and you reasonably expect the proceeds of the offering to exceed these costs. If these amounts have not been incurred, please tell us how your accrual meets the conditions in paragraph 8 of SFAS 5. Expense costs of an offering if proceeds are not reasonably expected to exceed costs.

Reply:The deferred offering costs were incurred as of November 30, 2004, and were owed as of November 30, 2004. In addition, we reasonably expect that the proceeds of the offering will exceed $20,000.

Statement of Expenses, page 33

24.SEC Comment: We note on page 28 that neither your officers nor directors have been paid any compensation. Please revise your financial statements to recognize the fair value of uncompensated, contributed services provided by these officers and directors or advise us. See Staff Accounting Bulletin Topic 1:B.1 for guidance.

Reply:	Our auditor agrees with your comment.  They have taken the
number of hours worked by each officer/director through November 30, 2004, and multiplied it by $30. The total compensation expense totaled $4,950. This amount has been expensed. Please see Note
4 to the financial statements.

Notes to Financial Statements
Note 1. Summary of Significant Accounting Policies
Revenue, page 36

25.SEC Comment: Your disclosure that revenue is recognized on the sale and delivery of a product or the completion of a service provided is vague. Please expand your disclosure to discuss the types of management consulting service revenues you plan to provide and disclose the related revenue recognition policy of each. Please address all of the criteria for revenue recognition listed in SAB Topic 13:A.1. that must be met in your accounting policy.

Reply:	The revenue recognition policy has been revised. Please
see Note 1 to the financial statements.

Recent Accounting Pronouncements, page 37

26.SEC Comment: Please disclose all recent accounting pronouncements that you plan to adopt in the future, when you plan to adopt the accounting pronouncement and what impact the adoption of the accounting pronouncement will have on your financial statements.
Please refer to SAB Topic 11:M.

Reply:	At this juncture, it is not possible to foresee what
accounting policies may or may not be adopted. The Company currently has no revenue, few assets, and limited operations. Our auditor's believe that the accounting policy as revised is sufficient and, at this time, appropriate.

Note 3. Significant Transactions with Related Parties, page 37

27.SEC Comment:	Please confirm that the financial statements
of Arch include all costs incurred by the officers and directors on its behalf. We note that an officer has provided office services without charge. Please tell us the fair value of these services and explain to us why the amounts are not material.

Reply:Our auditor agrees with your comment. The estimated fair value of $2,700 through November 30, 2004, has been expensed. Please see
Note 4 to the financial statements.

Should you require any additional information following your review, please contact us.

Thank you.

Yours truly,



Kenneth H. Finkelstein
KHF/jy


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